Federated Strategic Income Fund
Federated Strategic Income Fund (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to seek a high level of current income.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C), Class F Shares (F) and Institutional Shares (IS) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000, or $1,000,000, in certain classes (e.g., A class and F class, respectively) of Federated funds. More information about these and other discounts is available from your financial professional and in the “What Do Shares Cost?” section of the Prospectus on page 19.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Federated Strategic Income Fund	A	B	C	F	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none	none	1.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	5.50%	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none	none	none	none
Exchange Fee	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Federated Strategic Income Fund		A	B	C	F		IS
Management Fee		0.85%	0.85%	0.85%	0.85%		0.85%
Distribution (12b-1) Fee		none	0.75%	0.75%	none	[1]	none
Other Expenses		0.48%	0.48%	0.48%	0.48%		0.23%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%		0.01%
Total Annual Fund Operating Expenses		1.34%	2.09%	2.09%	1.34%		1.09%
Fee Waivers and/or Expense Reimbursements	[2]	0.07%	0.07%	0.07%	0.07%		0.07%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.27%	2.02%	2.02%	1.27%		1.02%
[1]	The Fund has adopted a Distribution (12b-1) Plan for its F class shares pursuant to which the F class of the Fund may incur or charge a Distribution (12-1) fee of up to a maximum of 0.05%. No such fee is currently incurred or charged by the F class of the Fund. The F class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Directors (the "Directors").
[2]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, expenses allocated from affiliated partnerships, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, B, C, F and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.26%, 2.01%, 2.01%, 1.26% and 1.01%, (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) February 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example Federated Strategic Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	580	855	1,151	1,990
B	762	1,055	1,324	2,229
C	312	655	1,124	2,421
F	335	620	827	1,697
IS	111	347	601	1,329

Expense Example, No Redemption Federated Strategic Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	580	855	1,151	1,990
B	212	655	1,124	2,229
C	212	655	1,124	2,421
F	235	520	827	1,697
IS	111	347	601	1,329

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE What are the Fund's Main Investment Strategies?
The Fund allocates the portfolio among three categories of fixed-income investments: domestic investment-grade (including, but not limited to, U.S. government, mortgage-backed and corporate), domestic noninvestment-grade corporate (also known as junk bonds and leveraged loans) and foreign investments (both investment-grade and non-investment grade, including, but not limited to, government and corporate investments traded in both emerging and developed markets, and trade finance). Based upon historical returns, the Fund’s investment adviser (“Adviser”) expects the three categories of investments to have different returns and risks under similar market conditions. The Adviser relies on the differences in the expected performance of each category to manage risks by allocating the Fund’s portfolio among the three categories. The Adviser seeks to enhance the Fund’s performance by allocating more of its portfolio to the category that the Adviser expects to offer the best balance between risk and return. While the Fund’s portfolio usually includes securities from all three categories, the Fund limits the amount it may invest in a single category to 60% of its assets. In addition, effective March 1, 2014, when the Adviser considers the risk/return prospectus of equity securities to be attractive, the Fund may also opportunistically invest up to 20% of its assets in equity securities, including common stocks, preferred stocks, warrants, convertible securities, and pooled investment vehicles such as exchange-traded funds (ETFs) or other investment companies. Pooled vehicles are utilized in order to gain broad exposure to the equity market. The Fund may also invest in derivative contracts or hybrid instruments (such as, for example, futures contracts, option contracts and swap contracts) to implement its investment strategies as more fully described herein. The Adviser does not target an average maturity for the Fund’s portfolio and may invest in bonds of any maturity. The Fund may at times use derivative securities to take a position on interest rate moves.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Because the Fund refers to fixed-income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed-income investments.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Call Risk. An issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price.
  Credit Risk. It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payments or default may reduce the value of the Fund’s portfolio holdings, its share price and its performance.
  Risk Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
  Risk Related to the Economy. Low-grade corporate bond returns are sensitive to changes in the economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.
  Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities.
  Eurozone Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund’s investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
  Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
  Liquidity Risk. The fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.
  Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as interest rate, credit, currency, liquidity and leverage risks.
  Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.
  Risk of Loss after Redemption. The Fund may also invest in trade finance loan instruments primarily by investing in other investment companies (which are not available for general investment by the public) that owns those instruments and that are advised by an affiliate of the Adviser and is structured as an extended payment fund (EPF). In the EPF, the Fund, as shareholder, will bear the risk of investment loss during the period between when shares of such EPF are presented to the transfer agent of the EPF for redemption and when the net asset value of the EPF is determined for payment of the redeemed EPF shares (the “Redemption Pricing Date”).
  Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
  Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company’s shares in the market.
  Small Cap Company Risk. The Fund may invest in small capitalization (or “small-cap”) companies. Small-cap companies may have less liquid stock, a more volatile share price, unproven track records, a limited product or service base, and limited access to capital. The above factors could make small-cap companies more likely to fail than larger companies, and increase the volatility of the Fund’s portfolio, performance and Share price.
  Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
  Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
  Technology Risk. The Adviser uses various technology in managing the Fund, consistent with its investment objective and strategy described in this prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE: BAR CHART AND TABLE Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s A class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.
Federated Strategic Income Fund - A Class

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the periods shown in the bar chart, the Fund's A class highest quarterly return was 12.80% (quarter ended June 30, 2009). Its lowest quarterly return was (9.81)% (quarter ended December 31, 2008).
Average Annual Total Return Table
The Fund’s IS class commenced operations on January 28, 2008. For the period prior to the commencement of operations of the IS class, the performance information shown below is for the A class. The performance of the A class has not been adjusted to reflect the expenses applicable to the IS class since the IS class has a lower expense ratio than the expense ratio of the A class. The performance of the A class has been adjusted to reflect the absence of sales charges and adjusted to remove any voluntary waiver of Fund expenses related to the A class that may have occurred during the period prior to the commencement of operations of the IS class.

In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the A class and after-tax returns for the B, C, F and IS classes will differ from those shown above for the A class. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

(For the Period Ended December 31, 2013)
Average Annual Total Returns Federated Strategic Income Fund		1 Year	5 Years	10 Years
A		(4.60%)	10.44%	6.12%
A Return After Taxes on Distributions		(6.30%)	8.22%	3.90%
A Return After Taxes on Distributions and Sale of Fund Shares		(2.61%)	7.35%	3.87%
B		(6.19%)	10.32%	5.97%
C		(1.88%)	10.61%	5.80%
F		(2.07%)	11.21%	6.49%
IS		0.07%	11.70%	6.71%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	(2.02%)	4.44%	4.55%
Blended Index (reflects no deduction for fees, expenses or taxes)	[2]	1.36%	12.02%	7.33%
Lipper Multi-Sector Income Funds Average	[3]	1.70%	10.77%	5.78%
[1]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The Blended Index is comprised of 25% Barclays Emerging Markets Bond Index/40% Barclays U.S. Corporate High Yield 2% Issuer Capped Index/35% Barclays Mortgage-Backed Securities Index. At the end of the reporting period, the Fund's Adviser elected to remove the JPMorgan Non-Dollar Index from the Blended Index and increase the Barclays Mortgage-Backed Securities Index from 25% to 35%. The Barclays Emerging Market Index tracks total returns for external-currency-denominated debt instruments of the emerging markets. The Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. The Barclays Mortgage-Backed Securities Index covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
[3]	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category and is not adjusted to reflect any sales charges. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.